Cost of sales	6 Months Ended
Jun. 30, 2024
Cost of Sales [Abstract]
Cost of sales	Cost of sales

	Six months	Six months
	ended	ended
	Jun	Jun
	2024	2023
US Dollar million	Unaudited	Unaudited

Operating costs (1)	1,268	1,325
Royalties	108	91
Total operating costs	1,376	1,416
Retrenchment costs	2	2
Rehabilitation and other non-cash costs	12	13
Amortisation of tangible assets	286	261
Amortisation of right of use assets	43	39
Inventory change	43	18
	1,762	1,749

(1) Operating costs include salaries and wages, stores and other consumables, fuel power and water, mining contractors (including variable lease payments), labour contractors (including variable lease payments) and consultants, and other expenses (credits).